General	12 Months Ended
Dec. 31, 2019
General
General

Note 1 – General

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company primarily focused on the development of therapeutics for the treatment of liver diseases.

The Company was incorporated in Israel on July 31, 2013 and commenced operations on February 2, 2014.

The Company holds a wholly-owned subsidiary, Galmed International Ltd., which was incorporated in Malta. Galmed International Ltd. previously held a wholly-owned subsidiary, Galmed Medical Research Ltd., which was incorporated in Israel, and had been an inactive company since 2015 and was liquidated in February 2019.

The Company also holds two additional wholly-owned subsidiaries, Galmed Research and Development Ltd and Galtopa Therapeutics Ltd., both are incorporated in Israel.

The Company is a clinical-stage biopharmaceutical company with an operating history limited to pre-clinical and clinical drug development and has no approved products. To date, the Company has focused almost exclusively on developing its product candidate, Aramchol. The Company funded its research and development programs and operations to date primarily through proceeds from private placements and public offerings. The Company currently has no products approved for marketing and has not generated any revenue from product sales to date. As of December 31, 2019, the Company had cash and cash equivalents of $16.0 million, restricted cash of $0.1 million, short-term deposits of $28.0 million and marketable debt securities of $31.6 million.

The Company has incurred operating losses in each year since inception. The Company’s loss attributable to holders of its ordinary shares for the years ended December 31, 2017, 2018, and 2019 was approximately $12.3 million, $9.9 million, and $20.5 million, respectively. As of December 31, 2019, the Company had an accumulated deficit of $106.9 million. Substantially all of its operating losses resulted from costs incurred in connection with the Company’s development program and from general and administrative costs associated with its operations.

The Company will need to raise substantial, additional capital to fund its operations and to develop Aramchol for, and beyond its current development stage and any future commercialization, as well as any additional indications.

Based on the Company’s current operating plan, the Company’s management currently estimates that its cash position will support its current clinical trials and operations as currently conducted for more than 12 months from the date of issuance of these financial statements.